SHAREHOLDERS EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Nonemployee Services, Warrants Grants in Period	63,500
Nonemployee Services, Warrants Grants in Period, Weighted Average Exercise Price	$ 4.36
Non Employee Services, Warrants Forfeited	10,000
Warrants Issued to Consultants Outstanding	80,000
Nonemployee Services, Warrants Exercisable, Number	13,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 1,563
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	2,518
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	10 months 28 days
Allocated Share-based Compensation Expense	$ 1,179
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,044,934